RELATED PARTY TRANSACTIONS	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]

NOTE 6 – RELATED PARTY TRANSACTIONS

The Company has entered into an agreement with Lederman & Co., LLC (“Lederman & Co”), a company under the control of Dr. Seth Lederman, the Company’s Chief Executive Officer and Chairman of the Board. Effective February 1, 2012, Lederman & Co receives $250,000 per annum for its consulting services. The agreement renews automatically for subsequent terms of one year at $250,000 per annum. Total expenses paid under this agreement were $62,500 and $76,250 during the three months ended March 31, 2013 and 2012, respectively.

NOTE 14 - RELATED PARTY TRANSACTIONS

Dr. Seth Lederman, our Chief Executive Officer and Chairman of the Board, and Dr. Donald Landry, one of our directors, are the primary founders of the Company. We have entered into various transactions with several companies under their control, including L&L, Plumbline, Targent Pharmaceuticals, LLC and Lederman & Co (see Note 12 – Consulting Agreements). Total expenses paid under these agreements were $300,583 and $294,750 during the years ended December 31, 2012 and 2011, respectively.

On September 9, 2011, the Company sold $500,000 principal amount of 8% convertible notes (the “Notes”) to members of the board of directors and their related parties. The Notes were due one year from the date of issuance, and were exchangeable for a future financing (the “New Financing”) at the option of the holders. Interest is payable on either the maturity date or on the date the Notes are exchanged into the New Financing, or such accrued interest can be converted into the New Financing. On October 7, 2011, the Notes were exchanged into debentures issued by the Company concurrently with the Share Exchange (see Note 5). In January 2012, the related party companies received interest on the convertible notes in the aggregate amount of $6,183.

Between October and November 2012, the Company issued promissory notes in the amount of $320,000 in exchange for $320,000 borrowed from six affiliated investors. The Notes bear no interest and were payable on demand.

On November 14, 2012, the Company sold to officers, members of the board of directors and their related parties for aggregate cash proceeds of $390,000, debentures (the “Debentures”) in the principal face amount of $390,000 and the exchange of the promissory notes described above for Debentures in the principal face amount of $320,000. In December 2012, the Debentures were exchanged for the December 2012 Units at a conversion price of $6.00 per share. Interest expense on the Debentures for the year ended December 31, 2012 was $3,155 (See Note 8).